Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement [Text Block]	neit_SupplementTextBlock

NORTHEAST INVESTORS TRUST

Supplement dated February 5, 2018

to the Prospectus and Summary Prospectus

dated February 1, 2018

This supplement to the Prospectus and Summary Prospectus dated February 1, 2018 for Northeast Investors Trust updates the Annual Trust Operating Expenses table below. The purpose of this supplement is to correct a typographical error as the Operating Expense was erroneously listed as 0.90% instead of 0.89%.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.

Shareholder Fees (Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Trust Operating Expenses as of 9/30/17 (Expenses Deducted From Fund Assets)
Trustees’ Fees *	0.50%
Distribution Expenses (12b-1)	None
Other Expenses	1.02%
Including:
Interest Expense	0.13%
Operating Expense	0.89%
Total Annual Trust Operating Expenses	1.52%

NORTHEAST INVESTORS TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	neit_SupplementTextBlock

NORTHEAST INVESTORS TRUST

Supplement dated February 5, 2018

to the Prospectus and Summary Prospectus

dated February 1, 2018

This supplement to the Prospectus and Summary Prospectus dated February 1, 2018 for Northeast Investors Trust updates the Annual Trust Operating Expenses table below. The purpose of this supplement is to correct a typographical error as the Operating Expense was erroneously listed as 0.90% instead of 0.89%.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.

Shareholder Fees (Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Trust Operating Expenses as of 9/30/17 (Expenses Deducted From Fund Assets)
Trustees’ Fees *	0.50%
Distribution Expenses (12b-1)	None
Other Expenses	1.02%
Including:
Interest Expense	0.13%
Operating Expense	0.89%
Total Annual Trust Operating Expenses	1.52%

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses as of 9/30/17 (Expenses Deducted From Fund Assets)
NORTHEAST INVESTORS TRUST | NORTHEAST INVESTORS TRUST
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Trustees’ Fees	rr_ManagementFeesOverAssets	0.50%
Distribution Expenses (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.13%
Operating Expense	rr_Component2OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	1.52%